Financial Instruments and Financial Risk Management	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure of financial instruments and financial risk management

22.	Financial instruments and financial risk management
Fair value measurements
At December 31, 2021, the carrying value of the Company’s cash and cash equivalents, accounts receivable, loan to related party, deposits, accounts payable and accrued liabilities, and loans payable and other liabilities, all of which are carried at amortized cost, approximate their fair value given their short-term nature or discount rate applied.
The Company does not have any financial instruments measured at fair value in the consolidated statement of financial position, except for its contingent consideration, which was estimated at fair value as part of the preliminary purchase price allocations in note 9 and for which there has been no change in fair value to December 31, 2021, and derivative liabilities, which was estimated at fair value using the Black-Scholes option pricing model (Note 15).
Financial risk management
The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:
Interest risk
The Company’s exposure to interest risk relates to its investment of surplus cash and cash equivalents, including restricted and unrestricted short-term investments. The Company may invest surplus cash in highly liquid investments with short terms to maturity and would accumulate interest at prevailing rates for such investments. At December 31, 2021, the Company had cash and cash equivalents of $21,975,653 (2020 - $25,084,083) and a 1% change in interest rates would increase or decrease interest income by approximately $220,000 (2020 - $250,000).
Credit risk
Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, security deposits, accounts receivable and loan to related party. The carrying amount of cash and cash equivalents, security deposits, trade and other receivables and loan to related party represent the maximum exposure to credit risk, and as at December 31, 2021, this amounted to $27,833,734 (2020 - $26,826,938).
The Company’s cash and cash equivalents are held through large Canadian financial institutions and no losses have been incurred in relation to these items. The Company’s receivables are comprised of trade accounts receivable and GST receivable. At December 31, 2021, the Company has $90,822 (2020 - $43,153) in trade accounts receivable outstanding over 60 days, of which the Company has recognized an allowance for doubtful accounts of $41,350 (2020 - $39,917).
Concentration of credit risk
Concentration of credit risk is the risk of reliance upon a select number of customers which significantly impact the financial performance of the Company. The Company recorded sales from 3 wholesale distributors of the Company representing 12% (2020 - 18%) of total revenue during the year ended December 31, 2021. Of the Company’s trade receivables outstanding at December 31, 2021 and December 31, 2020, 58% and 81% are held with 5 customers and 3 customers of the Company, respectively.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to pay financial instrument liabilities as they come due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements.
As at December 31, 2021, the Company has $21,975,653 (2020 – $25,084,083) of cash and cash equivalents. The Company is obligated to pay accounts payable and accrued liabilities, the current portion of the lease liabilities, and the current portion of loans payable and other liabilities with a carrying amount of $10,906,738 (2020 - $2,018,663) and contingent consideration of $1,048,000 within the next year (see also note 1).
The following is an analysis of the contractual maturities of the Company’s non-derivative
financial instrument liabilities as at December 31, 2021 and 2020:

December 31, 2021	Within 1 year	Between 1 - 2 years	More than 2 years*

Accounts payable and accrued liabilities	$ 8,109,161	$ –	$ –

Loans payable and other liabilities	1,151,945	5,181,411	–

Financing arrangements	815,654	298,103	–

Lease liabilities	849,935	912,090	15,852,368

Contingent consideration on acquisitions	1,048,000	–	–

	$ 11,974,695	$ 6,391,604	$15,852,368
* See Note 11 for an analysis of the future minimum lease payments of the lease liabilities due in more than 2 years.

December 31, 2020	Within 1 year	Between 1 -2 years	More than 2 years

Accounts payable and accrued liabilities	$ 1,871,728	$ –	$ –

Loans payable	–	30,000	–

Lease liabilities	146,935	212,877	5,176,475

	$ 2,018,663	$ 242,877	$ 5,176,475
Foreign Currency Risk
The Company is exposed to foreign currency risk on fluctuations related to cash, accounts receivable, accounts payable and accrued liabilities, and deferred revenue that are denominated in US dollars. As at December 31, 2021, a 10% appreciation of the Canadian dollar relative to the US dollar would have decreased the net foreign currency denominated financial assets and foreign exchange loss by approximately $1,398,296 (2020 – $102,312). A 10% depreciation of the Canadian dollar relative to the US dollar would have had the equal but opposite effect.
Price Risk
The Company is exposed to price risk with respect to commodity prices. Commodity price risk is defined as the potential adverse impact on earnings and economic value due to commodity price movements and volatilities. The Company closely monitors commodity prices of raw materials to determine the appropriate course of action to be taken by the Company.

21.	Financial instruments and financial risk management
Fair value measurements
At December 31, 2020 the carrying value of the Company’s cash and cash equivalents, accounts receivable, deposits, accounts payable and accrued liabilities, and loans payable, all of which are carried at amortized cost, approximate their fair value given their short-term nature.
The Company does not have any financial instruments measured at fair value in the consolidated statement of financial position.
Financial risk management
The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:
The following is an analysis of the contractual maturities of the Company’s non-derivative
financial liabilities as at December 31, 2020:

December 31, 2020	Within 1 year	Between 1–2 years	More than 2 years
Accounts payable and accrued liabilities	$1,871,728	$—	$—
Loans payable	—	30,000	—
Lease liabilities	146,935	212,877	5,176,475

	$2,018,663	$242,877	$5,176,475

Interest risk
The Company’s exposure to interest risk relates to its investment of surplus cash and cash equivalents, including restricted and unrestricted short-term investments. The Company may invest surplus cash in highly liquid investments with short terms to maturity and would accumulate interest at prevailing rates for such investments. At December 31, 2020, the Company had cash and cash equivalents of $25,084,083 and a 1% change in interest rates would increase or decrease interest income by approximately $250,000.
Credit risk
Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, security deposits and receivables. The carrying amount of cash and cash equivalents, security deposits, and trade and other receivables represent the maximum exposure to credit risk, and as at December 31, 2020, this amounted to $26,826,938.
The Company’s cash and cash equivalents are held through large Canadian financial institutions and no losses have been incurred in relation to these items. The Company’s receivables are comprised of trade accounts receivable and GST receivable. At December 31, 2020 the Company has $43,153 in trade accounts receivable outstanding over 60 days, of which the Company has recognized an allowance for doubtful accounts of $39,917.
Concentration of credit risk
Concentration of credit risk is the risk of reliance upon a select number of customers which significantly impact the financial performance of the Company. The Company recorded sales from 3 wholesale distributors of the Company representing 18% of total revenue during the year ended December 31, 2020. Of the Company’s trade receivables outstanding at December 31, 2020, 81% are held with 3 customers of the Company.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to pay financial instrument liabilities as they come due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements. As at December 31, 2020, the Company has $25,084,083 of cash and cash equivalents. The Company is obligated to pay accounts payable and accrued liabilities and the current portion of the lease liabilities with a carrying amount of $2,018,663 (see also note 1).
Foreign Currency Risk
The Company is exposed to foreign currency risk on fluctuations related to cash, accounts payable and accrued liabilities, and deferred revenue that are denominated in US dollars. As at December 31, 2020, a 10% appreciation of the Canadian dollar relative to the US dollar would have increased net financial assets by approximately $102,312 (December 31, 2019 – $nil). A 10% depreciation of the Canadian dollar relative to the US dollar would have had the equal but opposite effect.
Price Risk
The Company is exposed to price risk with respect to commodity prices. Commodity price risk is defined as the potential adverse impact on earnings and economic value due to commodity price movements and volatilities. The Company closely monitors commodity prices of raw materials to determine the appropriate course of action to be taken by the Company.